Combined Prospectus	Sep. 11, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value SEK 0.004585 per share, underlying Warrants (Primary Offering)
Amount of Securities Previously Registered | shares	10,340,310
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 118,913,565.00
Form Type	F-1
File Number	333-297308
Initial Effective Date	Jul. 15, 2026
Combined Prospectus Note	Pursuant to Rule 416(a) of the Securities Act, the previous registration statement (File No. 333-297308) also registered an indeterminable number of additional Ordinary Shares as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions with respect to the securities registered pursuant to such registration statement. Consists of an aggregate of 10,340,310 Ordinary Shares, as represented by ADSs, issuable by the Registrant upon exercise of the Warrants (as defined in the Registration Statement) by the holders thereof registered for issuance in the Combined Prospectus (as defined in this registration statement) included in this registration statement. ADSs issuable upon deposit of the Ordinary Shares registered under the previous registration statement (File No. 333-297308) and that may be evidenced by American depositary receipts are registered under a separate registration statement on Form F-6 (Registration No. 333-295374).
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value SEK 0.004585 per share (Secondary Offering)
Amount of Securities Previously Registered | shares	103,961,050
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 794,262,422.00
Form Type	F-1
File Number	333-297308
Initial Effective Date	Jul. 15, 2026
Combined Prospectus Note	Pursuant to Rule 416(a) of the Securities Act, the previous registration statement (File No. 333-297308) also registered an indeterminable number of additional Ordinary Shares as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions with respect to the securities registered pursuant to such registration statement. Consists of 103,961,050 Ordinary Shares (inclusive of 118,374 Ordinary Shares issuable upon exercise of the Initial Shareholder Warrants (as defined in the Registration Statement)) registered for resale by the selling securityholders named in the Combined Prospectus included in this registration statement. ADSs issuable upon deposit of the Ordinary Shares registered under the previous registration statement (File No. 333-297308) and that may be evidenced by American depositary receipts are registered under a separate registration statement on Form F-6 (Registration No. 333-295374).
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Warrants to purchase Ordinary Shares, par value SEK 0.004585 per share (Secondary Offering)
Amount of Securities Previously Registered | shares	118,374
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 0.00
Form Type	F-1
File Number	333-297308
Initial Effective Date	Jul. 15, 2026
Combined Prospectus Note	Pursuant to Rule 416(a) of the Securities Act, the previous registration statement (File No. 333-297308) also registered an indeterminable number of additional Ordinary Shares as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions with respect to the securities registered pursuant to such registration statement. Consists of 118,374 Warrants registered for resale by the selling securityholders name in the Combined Prospectus included in this registration statement. ADSs issuable upon deposit of the Ordinary Shares registered under the previous registration statement (File No. 333-297308) and that may be evidenced by American depositary receipts are registered under a separate registration statement on Form F-6 (Registration No. 333-295374).
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value SEK 0.004585 per share, underlying Warrants (Secondary Offering)
Amount of Securities Previously Registered | shares	118,374
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 0.00
Form Type	F-1
File Number	333-297308
Initial Effective Date	Jul. 15, 2026
Combined Prospectus Note	Pursuant to Rule 416(a) of the Securities Act, the previous registration statement (File No. 333-297308) also registered an indeterminable number of additional Ordinary Shares as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions with respect to the securities registered pursuant to such registration statement. Consists of 118,374 Ordinary Shares issuable upon exercise of the Warrants by the holders thereof registered for resale by the selling securityholders named in the Combined Prospectus included in the Registration Statement. ADSs issuable upon deposit of the Ordinary Shares registered under the previous registration statement (File No. 333-297308) and that may be evidenced by American depositary receipts are registered under a separate registration statement on Form F-6 (Registration No. 333-295374).